Securitizations and Variable Interest Entities - Fair value of retained interests (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2019	Mar. 31, 2019
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 214	¥ 138
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	208	138
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	6	0
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	208	138
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	208	138
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Investment grade [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	0
Other [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	6	0
Other [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests		0
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	6	0
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	208	138
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	208	138
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests		0
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	6	0
Level 3 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 6	¥ 0